Note 10 - Non-Wholly Owned Entities (Details) - SouthStar’s Revenues and Expenses (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Operating revenues	$ 1,228	$ 586	$ 816	$ 1,622	$ 1,123	$ 531	$ 606	$ 1,320	$ 771	$ 295	$ 375	$ 878	$ 4,252	$ 3,580	$ 2,319
Operating income	176	81	123	298	195	57	95	263	118	24	60	238	678	610	440
Cost of goods sold													2,110	1,583	1,085
Operation and maintenance													889	815	495
Depreciation and amortization													399	393	185
Taxes other than income taxes													187	159	57
Total operating expenses													3,585	2,970	1,879
South Star [Member]
Variable Interest Entity [Line Items]
Operating revenues													687	576
Operating income													118	98
Cost of goods sold													491	411
Operation and maintenance													72	63
Depreciation and amortization													5	2
Taxes other than income taxes													1	2
Total operating expenses													$ 569	$ 478